Financial Instruments Risks - Summary of Credit Risk Exposure of Loans and Advances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 62,527,175	$ 67,672,394
Total loan commitments and financial guarantees	62,527,175	67,672,394
Maximum exposure to credit risk	620,852,459	412,536,607
Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	15,103,722	16,874,379
Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,696,427	12,256,853
Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,681,763	2,346,931
Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,215,983	1,660,476
Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	509,549	610,119
Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	47,423,453	50,798,015
Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,971,492	5,400,667
Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	42,130,673	45,016,896
Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	289,695	336,459
Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	31,593	43,993
Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	344,596,958	283,357,959
Total financial assets risk		344,864,213
Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	127,382,078	121,743,503
Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	63,350,121	63,570,532
Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	51,430,316	54,764,063
Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,539	781,390
Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	9,853,004	2,627,518
Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,745,098
Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	168,026,972	161,614,456
Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	397,966	634,087
Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	108,390,974	93,547,285
Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	27,678,973	33,189,072
Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	12,762,900	13,086,909
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	18,561,052	20,931,137
Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	234,513	224,639
Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	594	1,327
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	127,543,852	61,506,254
Total financial assets risk	558,325,284
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	127,543,852	61,506,254
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	86,184,474
Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	86,184,474
Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	49,187,908
Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	49,187,908
Stage 1
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	57,622,393	61,008,074
Total loan commitments and financial guarantees	57,622,393	61,008,074
Maximum exposure to credit risk	533,869,676	346,047,252
Stage 1 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,192,903	13,133,774
Stage 1 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,509,965	10,592,414
Stage 1 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,464,505	1,030,897
Stage 1 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,730,436	1,068,597
Stage 1 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	487,997	441,866
Stage 1 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	43,429,490	47,874,300
Stage 1 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,874,422	5,219,511
Stage 1 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	38,287,465	42,311,309
Stage 1 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	258,729	313,579
Stage 1 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,874	29,901
Stage 1 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	299,911,768	245,405,093
Total financial assets risk		285,039,178
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	112,935,399	106,101,285
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	57,314,517	51,955,351
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	43,387,621	52,123,004
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	3,186	427,890
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	9,515,836	1,595,040
Stage 1 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,714,239
Stage 1 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	137,788,461	139,303,808
Stage 1 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	224,119	394,705
Stage 1 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	87,348,378	81,534,909
Stage 1 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	21,409,918	24,553,711
Stage 1 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	12,446,707	12,625,716
Stage 1 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	16,125,462	19,974,970
Stage 1 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	233,326	218,816
Stage 1 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	551	981
Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	90,151,041	39,634,085
Total financial assets risk	476,247,283
Stage 1 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	90,151,041	39,634,085
Stage 1 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	86,184,474
Stage 1 | Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	86,184,474
Stage 1 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	49,187,908
Stage 1 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	49,187,908
Stage 2
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,895,830	6,619,755
Total loan commitments and financial guarantees	4,895,830	6,619,755
Maximum exposure to credit risk	81,537,359	55,850,589
Stage 2 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	903,181	3,734,472
Stage 2 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	180,282	1,660,653
Stage 2 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	216,776	1,315,730
Stage 2 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	485,547	591,879
Stage 2 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	20,576	166,210
Stage 2 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,992,649	2,885,283
Stage 2 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	97,011	179,008
Stage 2 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,841,953	2,669,303
Stage 2 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	30,966	22,880
Stage 2 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,719	14,092
Stage 2 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	39,248,718	27,358,665
Total financial assets risk		49,230,834
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	11,532,469	9,436,834
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	4,658,319	6,324,901
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	6,615,922	1,825,624
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	9	353,022
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	227,360	933,287
Stage 2 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets	30,859
Stage 2 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	27,716,249	17,921,831
Stage 2 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	58,893	149,426
Stage 2 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	20,065,917	9,805,989
Stage 2 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	5,126,960	6,783,052
Stage 2 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	78,369	261,480
Stage 2 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,385,293	918,980
Stage 2 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	805	2,809
Stage 2 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	12	95
Stage 2 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	37,392,811	21,872,169
Total financial assets risk	76,641,529
Stage 2 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	37,392,811	21,872,169
Stage 2 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 2 | Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 2 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0
Stage 2 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 3
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	8,952	44,565
Total loan commitments and financial guarantees	8,952	44,565
Maximum exposure to credit risk	5,445,424	10,638,766
Stage 3 | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,638	6,133
Stage 3 | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	6,180	3,786
Stage 3 | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	482	304
Stage 3 | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 3 | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	976	2,043
Stage 3 | Retail [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,314	38,432
Stage 3 | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	59	2,148
Stage 3 | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,255	36,284
Stage 3 | Mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 3 | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 3 | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Financial assets	5,436,472	10,594,201
Total financial assets risk		10,594,201
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,914,210	6,205,384
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Business [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,377,285	5,290,280
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale CIB [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,426,773	815,435
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale International and Institutional [Member]
Disclosure of credit risk exposure [line items]
Financial assets	344	478
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale MSMEs [Member]
Disclosure of credit risk exposure [line items]
Financial assets	109,808	99,191
Stage 3 | Financial assets at amortised cost, category [member] | Wholesale Others [Member]
Disclosure of credit risk exposure [line items]
Financial assets
Stage 3 | Financial assets at amortised cost, category [member] | Retail [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,522,262	4,388,817
Stage 3 | Financial assets at amortised cost, category [member] | Retail Advances [Member]
Disclosure of credit risk exposure [line items]
Financial assets	114,954	89,956
Stage 3 | Financial assets at amortised cost, category [member] | Retail Credit Cards [Member]
Disclosure of credit risk exposure [line items]
Financial assets	976,679	2,206,387
Stage 3 | Financial assets at amortised cost, category [member] | Retail Personal Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,142,095	1,852,309
Stage 3 | Financial assets at amortised cost, category [member] | Retail Bridge Loans [Member]
Disclosure of credit risk exposure [line items]
Financial assets	237,824	199,713
Stage 3 | Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial assets	50,297	37,187
Stage 3 | Financial assets at amortised cost, category [member] | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets	382	3,014
Stage 3 | Financial assets at amortised cost, category [member] | Other Financials Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	31	$ 251
Stage 3 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of credit risk exposure [line items]
Financial assets
Total financial assets risk	5,436,472
Stage 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets
Stage 3 | Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 3 | Cash and cash equivalents [member] | BCRA unrestricted current account [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts
Stage 3 | Reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	0
Stage 3 | Reverse repurchase agreements [member] | BCRA Repos [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts